UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8461

Grand Prix Funds, Inc,
(Exact name of registrant as specified in charter)

Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Address of principal executive offices) (Zip code)

Robert Zuccaro
Target Investors, Inc.
Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Name and address of agent for service)

203-761-9600
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Grand Prix Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 115.33%
	Auto Components - 5.38%
24,000	LKQ Corporation *	$739,200
	Beverages - 8.07%
12,000	Hansen Natural Corporation *	1,108,800
	Biotechnology - 6.50%
10,000	Genentech, Inc. *	893,300
	Consumer Finance - 6.06%
22,000	CompuCredit Corporation *	833,140
	Energy Equipment & Services - 6.33%
18,000	Lufkin Industries, Inc.	869,400
	Health Care Equipment & Supplies - 5.00%
6,000	Alcon, Inc. * f	687,300
	Health Care Providers & Services - 12.12%
12,000	Cerner Corporation *	905,040
20,000	Computer Programs & Systems, Inc.	760,000
		1,665,040
	Household Durables - 5.98%
20,000	DR Horton, Inc.	821,600
	Internet Software & Services - 10.78%
32,000	Click Commerce, Inc. *	906,240
2,000	Google, Inc. - Class A *	575,520
		1,481,760
	Multiline Retail - 5.39%
20,000	Nordstrom, Inc.	740,200
	Pharmaceuticals - 4.09%
20,000	Hi-tech Pharmacal, Inc. *	561,800
	Semiconductor & Semiconductor Equipment - 5.62%
20,000	Diodes Incorporated *	772,600
	Software - 6.45%
24,000	Talx Corporation	885,600
	Specialty Retail - 27.56%
30,000	Bebe Stores, Inc.	853,800
10,000	Best Buy Co., Inc.	766,000
18,000	Genesco, Inc. *	670,860
18,000	The Pantry, Inc. *	767,160
12,000	Urban Outfitters, Inc. *	728,520
		3,786,340
	TOTAL COMMON STOCKS (Cost $13,578,171)	15,846,080

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.03%
	Variable Rate Demand Notes - 0.03%
$4,827	U.S. Bank, N.A., 3.23%	4,827
	TOTAL SHORT TERM INVESTMENTS (Cost $4,827)	4,827
	Total Investments (Cost $13,582,998) - 115.36%	15,850,907
	Liabilities in Excess of Other Assets - (15.36)%	(2,110,935)
	TOTAL NET ASSETS - 100.00%	$13,739,972

*	Non-Income Producing.
f	Foreign Security.
#	Variable Rate Demand Notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of July 31, 2005.

Grand Prix MidCap Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 106.53%
	Chemicals - 7.27%
2,000	Sociedad Quimica y Minera de Chile-SA - ADR f	$244,000
	Energy Equipment & Services - 17.33%
3,000	Cal Dive International, Inc. *	177,660
7,000	Oil States International, Inc. *	207,060
6,000	Patterson-UTI Energy, Inc.	196,980
		581,700
	Household Durables - 22.44%
2,500	Hovnanian Enterprises, Inc. - Class A *	176,700
2,000	KB Home	163,820
2,000	Standard-Pacific Corp.	190,780
4,000	Toll Brothers, Inc. *	221,680
		752,980
	Oil & Gas - 14.37%
3,500	Denbury Resources Inc. *	163,800
2,500	EOG Resources, Inc.	152,750
2,000	Valero Energy Corporation	165,560
		482,110
	Pharmaceuticals - 6.39%
3,000	Kos Pharmaceuticals, Inc. *	214,500
	Real Estate Agents And Managers - 5.49%
4,000	CB Richard Ellis Group, Inc. *	184,160
	Specialty Retail - 33.24%
2,500	Abercrombie & Fitch Co. - Class A	180,125
2,500	Advance Auto Parts, Inc. *	172,400
2,500	Building Material Holding Corporation	207,750
5,000	Chico's FAS, Inc. *	200,550
5,000	GameStop Corporation - Class A *	171,750
4,000	Jos A. Bank Clothiers, Inc. *	182,800
		1,115,375
	TOTAL COMMON STOCKS (Cost $3,149,016)	3,574,825
	INVESTMENT COMPANIES - 7.84%
2,000	Midcap SPDR Trust Series 1	263,240
	TOTAL INVESTMENT COMPANIES (Cost $245,220)	263,240

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.14%
	Variable Rate Demand Notess - 0.14% #
$4,778	U.S. Bank, N.A., 3.23%	4,778
	TOTAL SHORT TERM INVESTMENTS (Cost $4,778)	4,778
	Total Investments (Cost $3,399,014) - 114.51%	3,842,843
	Liabilities in Excess of Other Assets - (14.51)%	(487,033)
	TOTAL NET ASSETS - 100.00%	$3,355,810

*	Non-Income Producing.
f	Foreign Security.
ADR	American Depository Receipt.
#	Variable Rate Demand Notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of July 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grand Prix Funds, Inc.

By (Signature and Title) /s/Robert Zuccaro
Robert Zuccaro, President

Date   9/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Robert Zuccaro
Robert Zuccaro, Treasurer

Date   9/28/2005